Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 273,843	$ 312,654
Restricted cash (Note 8)	7,024	0
Trade accounts receivable	8,437	3,689
Prepayments and other assets	7,437	7,194
Due from related party (Note 5)	$ 0	$ 1,131
Accounts Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories	$ 3,982	$ 4,427
Claims	1,044	865
Current assets of discontinued operations (Note 3)	124,238	75,583
Total current assets	426,005	405,543
Fixed assets
Advances for vessels under construction - related party (Notes 5, 6)	54,000	54,000
Vessels, net and vessels under construction (Notes 5, 6)	3,516,778	3,289,660
Total fixed assets	3,570,778	3,343,660
Other non-current assets
Above market acquired charters (Note 7)	66,597	101,574
Deferred charges, net	3,483	361
Restricted cash (Note 8)	14,023	22,521
Derivative asset (Note 9)	13,682	1,574
Prepayments and other assets	546	4
Non-current assets of discontinued operations (Note 3)	0	237,645
Total non-current assets	3,669,109	3,707,339
Total assets	4,095,114	4,112,882
Current liabilities
Current portion of long-term debt, net (Note 8)	122,144	117,126
Trade accounts payable	11,129	14,615
Due to related parties (Note 5)	$ 5,607	$ 3,542
Accounts Payable, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued liabilities (Note 11)	$ 37,717	$ 31,160
Deferred revenue	29,413	29,804
Derivative liabilities (Note 9)	0	18,114
Current liabilities of discontinued operations (Note 3)	103,514	29,130
Total current liabilities	309,524	243,491
Long-term liabilities
Long-term debt, net (Note 8)	2,232,193	2,277,957
Below market acquired charters (Note 7)	53,531	65,923
Deferred revenue	499	634
Non-current liabilities of discontinued operations (Note 3)	0	181,908
Total long-term liabilities	2,286,223	2,526,422
Total liabilities	2,595,747	2,769,913
Commitments and contingencies (Note 17)	0	0
Shareholders' Equity
Common shares ($0.01 par value, 60,708,914 and 59,938,374 shares issued and 59,487,853 and 58,387,313 shares outstanding as of December 31, 2025 and 2024, respectively) (Note 14)	607	599
Additional paid-in capital	1,263,065	1,240,044
Retained earnings	237,270	102,615
Accumulated other comprehensive loss (Note 9)	(1,575)	(289)
Total shareholders' equity	1,499,367	1,342,969
Total liabilities and shareholders' equity	$ 4,095,114	$ 4,112,882